Fair value measurements (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($)
Fair value measurements
Transfer from Level 1 to 2 of financial assets	$ 0
Transfer from Level 2 to 1 of financial assets	0
Transfer from Level 1 to 2 of financial liabilities	0
Transfer from Level 2 to 1 of financial liabilities	0
Transfers Into Level 3 of financial assets	0
Transfers Out of Level 3 of financial assets	0
Transfers Into Level 3 of financial liabilities	0
Transfers Out of Level 3 of financial liabilities	$ 0
Number of investments with no quoted market price in an active market | EquityInstruments	1
Recurring Basis
Fair value measurements
Financial assets, at fair value	$ 240,700,000	$ 211,400,000
Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	231,000,000.0	191,800,000
Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	5,600,000	15,800,000
Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	4,100,000	3,800,000
Non recurring Basis
Fair value measurements
Financial assets, at fair value	218,000,000.0
Non recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	218,000,000.0
Receivables from provisional concentrate sales | Recurring Basis
Fair value measurements
Financial assets, at fair value	4,800,000	10,100,000
Receivables from provisional concentrate sales | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	4,800,000	10,100,000
Equity investments | Recurring Basis
Fair value measurements
Financial assets, at fair value	235,100,000	195,600,000
Equity investments | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	231,000,000.0	191,800,000
Equity investments | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	4,100,000	3,800,000
SCOOP/STACK | Non recurring Basis
Fair value measurements
Financial assets, at fair value	218,000,000.0
SCOOP/STACK | Non recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	218,000,000.0
Warrants. | Recurring Basis
Fair value measurements
Financial assets, at fair value	800,000	5,700,000
Warrants. | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	$ 800,000	$ 5,700,000